Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST
Central Index Key	0000876162
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Sep. 30, 2014
Prospectus Date	Sep. 30, 2014
MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST | Advisor Class
Risk/Return:
Trading Symbol	LDTRX
MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST | Class I
Risk/Return:
Trading Symbol	MLDUX